Short-Term Borrowings (Tables)	6 Months Ended
Feb. 28, 2019
Short-Term Borrowings [Abstract]
Summary of Accounts Receivable Securitization
	February 28, 2019	August 31, 2018
	$	$
Trade accounts receivable sold to buyer as security	436	429
Short-term borrowings from buyer	(40)	(40)
Over-collateralization	396	389

Reconciliation of Accounts Receivable Securitization
	Three months ended February 28,		Six months ended February 28,
	2019	2018	2019	2018
Accounts receivable securitization program, beginning of period	40	-	40	-
Proceeds received from accounts receivable securitization	-	-	-	-
Repayment of accounts receivable securitization	-	-	-	-
Accounts receivable securitization program, end of period	40	-	40	-